(3) Principles of Consolidation	9 Months Ended
Jun. 30, 2013
Notes
(3) Principles of Consolidation

(3)           PRINCIPLES OF CONSOLIDATION

The condensed consolidated financial statements include the accounts of SecureAlert and its subsidiaries. All significant inter-company transactions have been eliminated in consolidation.